Risk management for financial instruments - Trade receivable aging net of allowance of doubtful accounts (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	$ 5,305,728	$ 5,594,368
0 to 30 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	2,723,119	2,490,940
31 to 60 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	1,034,627	973,641
61 to 90 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	816,221	623,990
91 days and older
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	$ 731,761	$ 1,505,797